16. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

A summary of the Company’s reconciliation of income taxes at statutory rates for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
	$	$
Loss for the year	(9,959,278)	(12,682,632)
Income tax recovery at statutory rates	(2,689,000)	(3,424,000)
Non-deductible expenditures and non-taxable revenues	221,000	(181,000)
Impact of flow through shares	-	1,195,000
Share issuance costs	(703,000)	(37,000)
Adjustment to prior years provision versus statutory tax returns	19,000	-
Change in unrecognized deferred tax assets	3,152,000	2,447,000
Income tax expense	-	-